Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

17.  Leases

Lease obligations

Lease obligations as at December 31 are as follows:

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	20,304	8,083	28,387	12,942	8,929	21,871
Total	20,304	8,083	28,387	12,942	8,929	21,871

As of December 31, 2023 and 2022, Ferroglobe holds short-term leases and low-value leases for which it has elected to recognize right-of-use assets and lease liabilities. Each lease is reflected in the statement of financial position as a right-of-use asset and a lease liability.

Except for the tolling agreement liability discussed in Note 22, the Company has not recorded any expense relating to variable lease payments, for the years ended December 31, 2023, 2022 and 2021, respectively.

The detail, by maturity, of the future payment obligations under leases as of December 31, 2023 is as follows:

Lease payments
2024	8,083
2025	5,226
2026	3,111
2027	2,563
2028	2,087
2029 and after	7,317
Total	28,387

A rollforward of our lease obligations for the year ended December 31, 2023 and 2022 is as follows:

	2023	2022
	US$'000	US$'000
Balance at January 1,	(21,871)	(18,358)
Additions	(16,707)	(14,979)
Disposals and other	946	713
Interest	(1,715)	(1,587)
Lease payments	11,363	11,590
Exchange differences	(403)	750
Balance at December 31,	(28,387)	(21,871)

Lease liabilities were discounted at the average incremental borrowing rate of 7.4%.

Leases are presented as follows in the consolidated statements of financial position:

	2023	2022
	US$'000	US$'000
Non-current assets (Note 8)
Leased land and buildings	26,071	21,245
Leased plant and machinery	41,314	31,358
Accumulated depreciation	(42,540)	(34,622)

Non-current liabilities
Lease liabilities	(20,304)	(12,942)

Current liabilities
Lease liabilities	(8,083)	(8,929)

Leases are presented as follows in the consolidated income statement:

	2023	2022
	US$'000	US$'000
Depreciation and amortization charges
Depreciation of right-of-use assets	7,918	4,767

Finance costs
Interest expense on lease liabilities	1,715	1,587

Exchange differences
Currency translation losses on lease liabilities	(403)	750
Currency translation gains on right-of-use assets	(69)	(812)

Leases are presented as follows in the consolidated statements of cash flows:

	2023	2022
	US$'000	US$'000
Payments for:
Principal	9,648	10,003
Interest	1,715	1,587

The Company has also identified an embedded lease with respect to its tolling agreement related to the Cee-Dumbría ferroalloys manufacturing plant as described further in Note 22.